Cover	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Form 8-K report of Acutus Medical, Inc. (the "Company") is being file to correct an error in the original Form 8-K report of the Company filed by the Company with the Securities and Exchange Commission on June 21, 2022, which form was filed to report the voting results for the matters voted on by the Company's shareholders at the Annual Meeting held on June 16, 2022. The original Form 8-K incorrectly reported that the stockholders of the Company ratified the appointment of Ernst and Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022. The stockholders of the Company ratified the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022. All other items disclosed in the original Form 8-K report are unchanged. Except as described in this Amendment, none of the items or information presented in the original Form 8-K report is affected by this Amendment.
Document Period End Date	Jun. 16, 2022
Entity File Number	001-39430
Entity Registrant Name	Acutus Medical, Inc.
Entity Central Index Key	0001522860
Entity Tax Identification Number	45-1306615
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2210 Faraday Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	442
Local Phone Number	232-6080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	AFIB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false